Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 5,772,839	$ 329,839
Accounts receivable, net		540,000
Prepaid expenses	757,383	60,475
Assets held for sale, current		6,867,840
Total current assets	6,530,222	7,798,154
Loan receivable	3,600,000
Property and equipment, net	225,000
Goodwill	1,190,000
Intangible assets, net	4,038,600
Total assets	15,583,822	7,798,154
Current liabilities:
Accounts payable and accrued expenses	1,881,648	2,248,235
Loans payable		412,560
Taxes payable	771	771
Liabilities held for sale, current		1,464,285
Total current liabilities	1,882,419	4,125,851
Notes payable	177,083	52,083
Deferred tax liability		14,926
Total liabilities	2,059,502	4,192,860
Commitments and contingencies (Note 15)
Shareholders’ equity:
Preferred stock, $0.001 par value, 100,000 shares authorized, no shares issued and outstanding respectively
Common stock, $0.001 par value, 500,000,000 shares authorized, 196,949,801 and 97,005,817 shares issued and outstanding at December 31, 2021 and 2020, respectively	196,950	97,006
Additional paid-in capital	41,916,207	19,138,947
Common stock to be issued		98,535
Accumulated deficit	(28,588,837)	(15,729,194)
Total shareholders’ equity	13,524,320	3,605,294
Total liabilities and shareholders’ equity	$ 15,583,822	$ 7,798,154